RULE 497(J) CERTIFICATION

Date: December 31, 1997

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Berger Omni Investment Trust (the "Trust"), on behalf of its series known as the Berger Small Cap Value Fund (the "Fund"), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 14 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Investor Shares class of the Fund; and

(2) the text of Post-Effective Amendment No. 14 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 31, 1997.

                                    BERGER OMNI INVESTMENT TRUST



                                    By:  /s/ Kevin R. Fay
                                       ---------------------------------------
                                        Title: Kevin R. Fay, Vice President